Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Restricted cash	$ 70,545	$ 62,321
Accounts receivable	31,986	1,505
Assets, Noncurrent [Abstract]
Property and equipment, net	2,554,904	407,356
Intangible assets, net	361,673	22,600
Other assets, including consolidated variable interest entities of $16,658 and $0 in 2014 and 2013, respectively	18,964	10,765
Current liabilities:
Current portion of long-term debt	84,104	36,682
Accounts payable, accrued expenses and other current liabilities	82,605	8,688
Deferred revenue	21,989	428
Liabilities, Noncurrent [Abstract]
Long-term debt and financing lease obligations, less current portion	1,568,517	371,427
Deferred revenue	52,081	5,376
Asset retirement obligations	76,111	11,002
Par value (in dollars per share)	$ 0.01	$ 0.01
Shares authorized (in shares)	50,000,000	50,000,000
Shares issued (in shares)	0	0
Shares outstanding (in shares)	0	0
Shares outstanding (in shares)	112,584,638
Consolidated variable interest entities
Current assets:
Restricted cash	39,898	2,139
Accounts receivable	16,921	0
Assets, Noncurrent [Abstract]
Property and equipment, net	1,466,223	26,006
Intangible assets, net	259,004	0
Other assets, including consolidated variable interest entities of $16,658 and $0 in 2014 and 2013, respectively	16,658	0
Current liabilities:
Current portion of long-term debt	20,907	587
Accounts payable, accrued expenses and other current liabilities	27,284	0
Deferred revenue	12,941	0
Liabilities, Noncurrent [Abstract]
Long-term debt and financing lease obligations, less current portion	620,853	8,683
Deferred revenue	51,943	0
Asset retirement obligations	$ 32,181	$ 1,627
Class A Common Stock
Liabilities, Noncurrent [Abstract]
Par value (in dollars per share)	$ 0.01	$ 0
Shares authorized (in shares)	850,000,000	0
Shares issued (in shares)	42,218,000	0
Shares outstanding (in shares)	42,218,000	0
Common Class B
Liabilities, Noncurrent [Abstract]
Par value (in dollars per share)	$ 0.01	$ 0
Shares authorized (in shares)	140,000,000	0
Shares issued (in shares)	64,526,000	0
Shares outstanding (in shares)	64,526,000	0
Common Class B1
Liabilities, Noncurrent [Abstract]
Par value (in dollars per share)	$ 0.01	$ 0
Shares authorized (in shares)	260,000,000	0
Shares issued (in shares)	5,840,000	0
Shares outstanding (in shares)	5,840,000	0